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JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

July 14, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Wilshire Variable Insurance Trust (the “Registrant”); File No. 811-07917

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of each of the Equity Fund, Income Fund, International Equity Fund, Small Cap Fund and Socially Responsible Fund (the “Acquired Funds”) into the Balanced Fund, each a series of the Registrant.

In addition, shareholders of the Acquired Funds will vote on the election of Board members to the Board of the Registrant.

It is currently expected that a special meeting of shareholders of the Acquired Funds will be held on September 17, 2014.  Accordingly, we plan to mail the proxy materials to each Acquired Fund’s shareholders around August 15, 2014.  The Registrant is proposing that its Registration Statement on Form N-14 become effective on August 13, 2014 pursuant to Rule 488.

Please be advised that an identical filing of the Prospectus/Proxy Statement is being made on behalf of the Registrant on Schedule 14A (the “Proxy Statement”) to include other series of the Registrant not included as an Acquired Fund in the above proposed mergers.  The purpose of the Proxy Statement is to send proxy materials to fund shareholders who will only vote on the election of Board members to the Board of the Registrant and/or fundamental policy changes, as applicable.

July 14, 2014

Please contact the undersigned at (312) 609-7732 if you have questions or comments regarding the filing.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman Attorney at Law